CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Parentheticals) (Details 2)	12 Months Ended
Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Initial public offering, net of offering cost	¥ 51,967,702
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Initial public offering, net of offering cost	¥ 51,967,702